Analysis of bank and bond debt - Medium-term notes and bond debt (Details) € in Millions, £ in Millions	Nov. 22, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)
Analysis of bank and bond debt
Effective hedged rate of bonds		3.96%	3.96%	3.97%
€400m bond due November 2024
Analysis of bank and bond debt
Principal amount				€ 400
Repayments of bonds	€ 400
€400m bond due November 2024 | Fixed
Analysis of bank and bond debt
Bond interest coupon				0.95%
Effective hedged rate of bonds				3.60%
€500m bond due May 2026
Analysis of bank and bond debt
Principal amount		€ 500
€500m bond due May 2026 | Fixed
Analysis of bank and bond debt
Bond interest coupon		0.875%	0.875%	0.875%
Effective hedged rate of bonds		2.66%	2.66%	2.80%
€850m bond due June 2027
Analysis of bank and bond debt
Principal amount		€ 850
€850m bond due June 2027 | Fixed
Analysis of bank and bond debt
Bond interest coupon		3.875%	3.875%	3.875%
Effective hedged rate of bonds		4.95%	4.95%	5.01%
€600m bond due October 2028
Analysis of bank and bond debt
Principal amount		€ 600
€600m bond due October 2028 | Fixed
Analysis of bank and bond debt
Bond interest coupon		0.50%	0.50%	0.50%
Effective hedged rate of bonds		2.12%	2.12%	2.23%
€600m bond due June 2030
Analysis of bank and bond debt
Principal amount		€ 600
€600m bond due June 2030 | Fixed
Analysis of bank and bond debt
Bond interest coupon		4.375%	4.375%	4.375%
Effective hedged rate of bonds		4.58%	4.58%	4.48%
£400m bond due June 2032
Analysis of bank and bond debt
Principal amount | £			£ 400
£400m bond due June 2032 | Fixed
Analysis of bank and bond debt
Bond interest coupon		5.00%	5.00%	5.00%
Effective hedged rate of bonds		5.19%	5.19%	5.20%